Equity (Details) - Schedule of Equity-Classified Warrants Outstanding - Warrant [Member] - $ / shares shares in Thousands	3 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
Class of Warrant or Right [Line Items]
Number of Shares, Beginning balance	65	31	32
Number of Shares, Warrants expired			(1)
Exercise Price, Warrants expired (in Dollars per share)			$ 1,880
Expiration, Warrants expired			January 2023
Number of Shares, Ending balance	3	65	31
Number of Shares, Pre-funded warrants issued		87
Exercise Price, Pre-funded warrants issued (in Dollars per share)		$ 0.4
Expiration, Pre-funded warrants issued
Number of Shares, Pre-funded warrants exercised	(62)	(53)
Exercise Price, Pre-funded warrants exercised (in Dollars per share)	$ 0.4	$ 0.4
Expiration, Pre-funded warrants exercised